Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Counterparty default losses	$ 1,000,000	$ 15,000,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	524,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	562,000,000
Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	5,200,000,000
Hedged financial instruments, notional amount of derivative	5,355,000,000	4,009,000,000
Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	10,000,000
Hedged financial instruments, notional amount of derivative	10,000,000	10,000,000
Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,000,000,000
Hedged financial instruments, notional amount of derivative	14,314,000,000	14,262,000,000
Interest Rate Swap | Available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	5,400,000,000
Interest Rate Swap | Deposits
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	10,000,000
Original maturities, (in years) of hedged instruments	10 years
Interest Rate Swap | Long-term Debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	14,000,000,000
Original maturities, minimum (in years) of hedged instruments	5 years
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	360,000,000,000
Notional amount of derivatives that will mature between one and five years	8,000,000,000
Notional amount of derivatives that will mature after 5 years	8,000,000,000
Interest Rate Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	416,000,000,000
Notional amount of derivatives that will mature between one and five years	206,000,000,000
Notional amount of derivatives that will mature after 5 years	194,000,000,000
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	97,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to income or expense	1,000,000
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	11,300,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash Flow Hedging | Foreign Exchange Contract | Fair Value Hedge | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Amount of (pre-tax) gain recorded in other comprehensive income that will be reclassified to income or expense	1,000,000
Net Investment Hedging | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 5,400,000,000
Hedging derivatives, maturities, maximum (in months or in years)	2 years